Accounts Receivable from Customers accounted for 10% or more (Detail) - Credit Concentration Risk - Accounts receivable	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Customer concentration risk percentage	45.30%	85.00%
A
Concentration Risk [Line Items]
Customer concentration risk percentage	25.40%	19.60%
E
Concentration Risk [Line Items]
Customer concentration risk percentage	19.90%
D
Concentration Risk [Line Items]
Customer concentration risk percentage		17.90%
F
Concentration Risk [Line Items]
Customer concentration risk percentage		16.30%
G
Concentration Risk [Line Items]
Customer concentration risk percentage		15.80%
H
Concentration Risk [Line Items]
Customer concentration risk percentage		15.40%